Consolidated cash flow statements - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018
Statement [line items]
Net income from continuing operations		$ 2,109		$ 7,728		$ 3,977		$ 9,698
Reversal of non-cash items and other adjustments		2,085		(4,084)		4,101		(2,619)
Dividends received from associated companies and others		3		254		463		718
Interest received		55		36		140		86
Interest paid		(239)		(228)		(406)		(372)
Other financial receipts		10		38		10		38
Other financial payments		28		49		(16)		(14)
Taxes paid		(560)	[1]	(501)	[1]	(960)	[2]	(890)	[2]
Net cash flows from operating activities from continuing operations before working capital and provision changes		3,491		3,292		7,309		6,645
Payments out of provisions and other net cash movements in non-current liabilities		(323)		(121)		(516)		(264)
Change in net current assets and other operating cash flow items		(57)		341		(1,348)		(488)
Net cash flows from operating activities from continuing operations		3,111		3,512		5,445		5,893
Net cash flows from operating activities from discontinued operations				430	[1]	78	[2]	563	[2]
Total net cash flows from operating activities		3,111		3,942		5,523		6,456
Purchase of property, plant and equipment		(279)		(257)		(561)		(515)
Proceeds from sales of property, plant and equipment		648		6		812		51
Purchase of intangible assets		(161)		(226)		(498)		(642)
Proceeds from sales of intangible assets		210		222		281		416
Purchase of financial assets		(45)		(39)		(154)		(71)
Proceeds from sales of financial assets		142		55		177		64
Purchase of other non-current assets		(14)		(9)		(24)		(13)
Proceeds from sales of other non-current assets		0		4		3		4
Divestments and acquisitions aquisitions of interests in associated companies, net		(1)		13,001		(3)		13,000
Acquisitions and divestments of businesses, net		(286)		(8,352)		(382)		(11,859)
Purchase of marketable securities and commodities		(75)		(83)		(120)		(223)
Proceeds from sales of marketable securities and commodities		69		139		2,428		291
Net cash flows from investing activities from continuing operations		208		4,461		1,959		503
Net cash flows used in investing activities from discontinued operations		(682)	[3]	(136)	[3]	(1,105)	[4]	(273)	[4]
Total net cash flows used in/from investing activities		(474)		4,325		854		230
Dividends paid to shareholders of Novartis AG						(6,645)		(6,966)
Acquisition of treasury shares		(2,368)		(599)		(2,590)		(774)
Proceeds from exercise options and other treasury share transactions						200		433
Increase in non-current financial debts				91				2,856
Repayments of non-current financial debts		(7)		(365)		(3,008)		(365)
Change in current financial debts		(793)		(649)		(942)		1,802
Payments of lease liabilities, net		(69)				(91)
Impact of change in ownership of consolidated entities		(5)		(2)		(5)		(7)
Dividends paid to non-controlling interests and other financing cash flows		532		256		71		260
Cash flows used in financing activities from continuing operations		(2,710)		(1,268)		(13,010)		(2,761)
Net cash flows from/used in financing activities from discontinued operations		2,682	[5]	(262)	[5]	3,299	[6]	(315)	[6]
Total net cash flows used in financing activities		(28)		(1,530)		(9,711)		(3,076)
Net change in cash and cash equivalents		2,609		6,737		(3,334)		3,610
Change in cash and cash equivalents of discontinued operations	[7]	499
Effect of exchange rate changes on cash and cash equivalents		76		(104)		54		(24)
Total net change in cash and cash equivalents		3,184		6,633		(3,280)		3,586
Cash and cash equivalents at beginning of period		6,807		5,813		13,271		8,860
Cash and cash equivalents at end of period		9,991		$ 12,446		9,991		$ 12,446
Change over period [member]
Statement [line items]
Net income from continuing operations		(5,619)				(5,721)
Reversal of non-cash items and other adjustments		6,169				6,720
Dividends received from associated companies and others		(251)				(255)
Interest received		19				54
Interest paid		(11)				(34)
Other financial receipts		(28)				(28)
Other financial payments		(21)				(2)
Taxes paid		(59)	[1]			(70)	[2]
Net cash flows from operating activities from continuing operations before working capital and provision changes		199				664
Payments out of provisions and other net cash movements in non-current liabilities		(202)				(252)
Change in net current assets and other operating cash flow items		(398)				(860)
Net cash flows from operating activities from continuing operations		(401)				(448)
Net cash flows from operating activities from discontinued operations		(430)	[1]			(485)	[2]
Total net cash flows from operating activities		(831)				(933)
Purchase of property, plant and equipment		(22)				(46)
Proceeds from sales of property, plant and equipment		642				761
Purchase of intangible assets		65				144
Proceeds from sales of intangible assets		(12)				(135)
Purchase of financial assets		(6)				(83)
Proceeds from sales of financial assets		87				113
Purchase of other non-current assets		(5)				(11)
Proceeds from sales of other non-current assets		(4)				(1)
Divestments and acquisitions aquisitions of interests in associated companies, net		(13,002)				(13,003)
Acquisitions and divestments of businesses, net		8,066				11,477
Purchase of marketable securities and commodities		8				103
Proceeds from sales of marketable securities and commodities		(70)				2,137
Net cash flows from investing activities from continuing operations		(4,253)				1,456
Net cash flows used in investing activities from discontinued operations		(546)	[3]			(832)	[4]
Total net cash flows used in/from investing activities		(4,799)				624
Dividends paid to shareholders of Novartis AG						321
Acquisition of treasury shares		(1,769)				(1,816)
Proceeds from exercise options and other treasury share transactions						(233)
Increase in non-current financial debts		(91)				(2,856)
Repayments of non-current financial debts		358				(2,643)
Change in current financial debts		(144)				(2,744)
Payments of lease liabilities, net		(69)				(91)
Impact of change in ownership of consolidated entities		(3)				2
Dividends paid to non-controlling interests and other financing cash flows		276				(189)
Cash flows used in financing activities from continuing operations		(1,442)				(10,249)
Net cash flows from/used in financing activities from discontinued operations		2,944	[5]			3,614	[6]
Total net cash flows used in financing activities		1,502				(6,635)
Net change in cash and cash equivalents		(4,128)				(6,944)
Change in cash and cash equivalents of discontinued operations	[7]	499
Effect of exchange rate changes on cash and cash equivalents		180				78
Total net change in cash and cash equivalents		(3,449)				(6,866)
Cash and cash equivalents at beginning of period		994
Change to prior year-end [member]
Statement [line items]
Cash and cash equivalents at end of period		(3,280)				(3,280)
Change over period, YoY [member]
Statement [line items]
Cash and cash equivalents at beginning of period						4,411
Cash and cash equivalents at end of period		$ (2,455)				$ (2,455)

[1]	In Q2 2018, the total net tax payment amounted to USD 516 million, of which USD 15 million was included in the “Net cash flows from operating activities from discontinued operations.”
[2]	In 2019, the total net tax payment amounted to USD 998 million (2018: USD 983 million), of which USD 38 million (2018: USD 93 million) is included in the “Net cash flows from operating activities from discontinued operations.”
[3]	For additional information related to Q2 2019 Net cash flows used in investing activities from discontinued operations, refer to Note 11.
[4]	For additional information related to H1 2019 Net cash flows used in investing activities from discontinued operations, refer to Note 11.
[5]	Including USD 119 million (Q2 2018: USD 8 million) transaction cost payments directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders (see Note 2)
[6]	Including USD 170 million (2018: USD 8 million) transaction cost payments directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders (see Note 2)
[7]	Cash and cash equivalents of discontinued operations at March 31 represents the amount of the Alcon business cash and cash equivalents included in the March 31, 2019 consolidated balance sheets in the line “Assets related to discontinued operations.”